Income Taxes	12 Months Ended
Dec. 31, 2024
Breeze Holdings Acquisition Corp. [Member]
Income Taxes [Line Items]
Income Taxes

Note 9 — Income Taxes

The Company’s net deferred tax assets are as follows:

	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$495,712	$71,824
Capitalized start-up costs	1,148,526	777,461
Total deferred tax assets	1,644,238	849,285
Valuation allowance	(1,644,238)	(849,285)
Deferred tax assets, net of valuation allowance	$—	$—

The income tax provisions for the year ended December 31, 2024 and 2023 consists of the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Federal
Current	$—	$18,169
Deferred	(794,953)	(226,958)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	794,953	226,958
Income tax provision	$—	$18,169

As of December 31, 2024, and 2023, the Company had available a U.S. federal operating loss carry forward of approximately $2,360,533 and $342,018, respectively, that may be carried forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. As of December 31, 2024 and 2023, the valuation allowance was $1,644,238 and $849,285, respectively.

A reconciliation of the U.S. federal income tax rate to the Company’s effective tax rate at December 31, 2024 and 2023 is as follows:

	2024	2023
Statutory U.S. Federal income tax rate	21.00%	21.00%
Change in fair market value of warrant liabilities	(6.17)%	(8.43)%
Previous tax year adjustment	—%	4.19%
Non-deductible transaction costs	19.67%	(8.26)%
Change in valuation allowance	(34.49)%	(8.97)%
Other	(0.01)%	(0.25)%
Income tax provision	0.00%	(0.72)%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value of warrants, non-deductible transaction costs and the change in the valuation allowance on deferred tax assets. The Company files income tax returns in the U.S. federal and Texas jurisdictions, both of which remain open and subject to examination.